Note 3 - Vessels, Net	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net
The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2019	61,279,976	(12,453,848)	48,826,128
Depreciation for the period	-	(798,712)	(798,712)
Balance, March 31, 2019	61,279,976	(13,252,560)	48,027,416

As of
March 31, 2019
all vessels are used as collateral under the Company’s loan agreements (see Note
5
).